UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY


Investment Company Act File number 811-21793

Name of Fund:  Enhanced Government Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Enhanced Government Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 12/31/2005

Date of reporting period: 01/01/06 - 03/31/06

Item 1 - Schedule of Investments


Enhanced Government Fund, Inc.

Schedule of Investments as of March 31, 2006                                                                    (in U.S. dollars)
                                                                 Face         Interest           Maturity
Issue                                                           Amount          Rate             Date(s)                Value
Government & Agency Obligations - 27.5%

Fannie Mae                                                $    5,000,000       2.375 %          2/15/2007          $    4,884,115
                                                               3,500,000       5.25             4/15/2007               3,503,839
                                                               5,250,000       6.375            6/15/2009               5,439,751
                                                               2,000,000       6.625            9/15/2009               2,092,242
                                                               3,000,000       6.00             5/15/2011               3,110,163

Federal Farm Credit Bank                                       3,500,000       4.55             6/08/2020               3,194,793

Federal Home Loan Bank System                                  1,000,000       4.125            10/19/2007                985,588

Freddie Mac                                                    1,500,000       5.875            3/21/2011               1,534,610
                                                               1,500,000       5.00             7/15/2014               1,479,769
                                                               1,000,000       6.25             7/15/2032               1,129,194

U.S. Treasury Bonds                                              789,000       8.125            8/15/2019               1,023,851
                                                               2,720,000       8.50             2/15/2020               3,647,776
                                                               2,500,000       6.25             5/15/2030               2,921,680
                                                               1,500,000       4.50             2/15/2036               1,407,421

U.S. Treasury Notes                                            8,000,000       6.50             10/15/2006              8,066,560
                                                              11,500,000       3.625            6/30/2007              11,326,603
                                                               1,990,000       3.00             2/15/2008               1,924,937
                                                               1,445,000       3.50             2/15/2010               1,377,491
                                                               4,800,000       8.75             5/15/2020               6,576,000

Total Government & Agency Obligations (Cost - $66,629,029) - 27.5%                                                     65,626,383


Government Agency Mortgage-Backed Obligations** - 65.4%

Fannie Mae Guaranteed Pass-Through Certificates                9,731,241       4.50       4/01/2020 - 11/01/2020        9,308,664
                                                               1,974,901       4.66             7/01/2010               1,918,889
                                                               6,646,771       4.681            2/01/2013               6,501,464
                                                               6,314,000       5.14             1/01/2016               6,176,607
                                                               2,216,898       5.25             2/01/2016               2,187,658
                                                               9,440,362       5.324          10/01/2035 (a)            9,356,963
                                                              22,838,997       5.50      11/01/2020 - 11/01/2035       22,348,001
                                                               2,866,884       5.707            2/01/2012               2,947,411
                                                               2,658,424       6.00             10/01/2035              2,659,367
                                                               5,731,921       6.60             1/01/2011               5,944,177

Freddie Mac Mortgage Participation Certificates                1,127,127       4.50             5/01/2034               1,044,284
                                                               7,601,161       5.00             5/01/2020               7,410,281
                                                              18,730,796       5.00             11/01/2035             17,826,151
                                                               4,814,820       5.01           10/01/2035 (a)            4,721,533
                                                                 715,231       5.50             10/01/2035                698,541
                                                              13,941,839       6.00             10/01/2035             13,950,948
                                                               6,140,520       6.50       9/01/2035 - 10/01/2035        6,259,858

Freddie Mac Multiclass Certificates Series 2958 Class MD       5,000,000       5.50             1/15/2031               4,923,400


Government Agency Mortgage-Backed Obligations

Ginnie Mae MBS Certificates                                    3,260,715       5.00             11/15/2035              3,159,598
                                                               3,679,797       5.50             11/15/2035              3,645,187

Ginnie Mae Trust Series 2005-87 Class C                       10,000,000       5.328          9/16/2034 (a)             9,810,979

Ginnie Mae Trust Series 2006-3 Class C                        10,000,000       5.235          4/16/2039 (a)             9,535,502

Ginnie Mae Trust Series 2006-5 Class A                         3,992,771       4.241            7/16/2029               3,860,091

Total Government Agency Mortgage-Backed Obligations (Cost - $158,539,481) - 65.4%                                     156,195,554


Non-Government Agency Mortgage-Backed Securities** - 6.4%

JPMorgan Chase Commercial Mortgage Securities Co.
Series 2006-CB14 Class A2                                      1,400,000       5.437            12/12/2044              1,400,220

JPMorgan Mortgage Trust Series 2005-A2 Class 4A1               4,423,347       5.211          4/25/2035 (a)             4,301,033

LB-UBS Commercial Mortgage Trust Series 2004-C6 Class A3      10,000,000       4.547            8/15/2029               9,628,372

Total Non-Government Agency Mortgage-Backed Securities (Cost - $15,544,940) - 6.4%                                     15,329,625


    Beneficial
      Interest
Short-Term Securities - 0.1%

  $    333,541    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I, 4.56% (a)(b)                                   333,541

Total Short-Term Securities (Cost - $333,541) - 0.1%                                                                      333,541

Total Investments (Cost - $241,046,991) - 99.4%                                                                       237,485,103


    Number of
     Contracts    Options Written
Call Options Written - (0.0%)

         1,500    FNMA, expiring April 2006 at USD 95.703, Broker Goldman Sachs                                           (1,950)
         1,200    FNMA, expiring April 2006 at USD 96.125, Broker Lehman Brothers Special Finance                         (4,872)
         1,450    FNMA, expiring April 2006 at USD 97.875, Broker Goldman Sachs                                           (7,642)
         2,800    FNMA, expiring April 2006 at USD 97.89, Broker Goldman Sachs                                           (11,732)
         2,300    FNMA, expiring April 2006 at USD 100.09, Broker Goldman Sachs                                          (12,834)
             6 +  Pay fixed rate of 5.159% and receive a floating rate based on 3-month LIBOR, expiring April 2006,
                     Broker JPMorgan Chase Bank (c)                                                                       (3,564)
            11 +  Pay fixed rate of 5.17% and receive a floating rate based on 3-month LIBOR, expiring April 2006,
                     Broker Lehman Brothers Special Finance (c)                                                           (4,290)
             6 +  Pay fixed rate of 5.179% and receive a floating rate based on 3-month LIBOR, expiring April 2006,
                     Broker JPMorgan Chase Bank (c)                                                                       (5,310)
             2 +  Pay fixed rate of 5.24% and receive a floating rate based on 3-month LIBOR, expiring April 2006,
                     Broker Lehman Brothers Special Finance (c)                                                           (2,947)


Call Options Written

             1 +  Pay fixed rate of 5.297% and receive a floating rate based on 3-month LIBOR, expiring April 2006,
                     Broker, JPMorgan Chase Bank (c)                                                                      (1,943)

Total Options Written (Premiums Received - $427,238) - (0.0%)                                                            (57,084)

Total Investments, Net of Options Written (Cost - $240,619,753*) - 99.4%                                              237,428,019
Other Assets Less Liabilities - 0.6%                                                                                    1,369,216
                                                                                                                   --------------
Net Assets - 100.0%                                                                                                $  238,797,235
                                                                                                                   ==============


  * The cost and unrealized appreciation (depreciation) of investments, net of options written, as of March 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                               $      240,619,753
                                                 ==================
    Gross unrealized appreciation                $          370,153
    Gross unrealized depreciation                       (3,561,887)
                                                 ------------------
    Net unrealized depreciation                  $      (3,191,734)
                                                 ==================


 ** Mortgage-Backed Securities are subject to principal paydowns. As a result of prepayments or refinancing of the underlying mortgage instruments, the average life may be substantially less than the original maturity.

  + One contract represents a notional amount of $1,000,000.

(a) Floating rate note.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                  Net              Interest
    Affiliate                                   Activity            Income

    Merrill Lynch Liquidity Series, LLC
       Cash Sweep Series I                   $  (1,586,709)       $  96,990
    Merrill Lynch Liquidity Series, LLC
       Money Market Series                   $ (36,383,750)       $   5,047


(c) This European style swaption, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

  o Financial futures contracts sold as of March 31, 2006 were as follows:

    Number of                      Expiration       Face          Unrealized
    Contracts      Issue              Date         Value         Appreciation

      39         Five-Year
             U.S. Treasury Note    June 2006   $   4,092,473     $    19,410



Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Enhanced Government Fund, Inc.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Government Fund, Inc.


Date:  May 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Enhanced Government Fund, Inc.


Date:  May 22, 2006


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke
       Chief Financial Officer
       Enhanced Government Fund, Inc.


Date:  May 22, 2006